Issued capital and reserves	12 Months Ended
Dec. 31, 2017
Issued capital and reserves
Issued capital and reserves

15. Issued capital and reserves

Issued and fully paid shares:

	Number of
	shares
	(millions)	€m
At December 31, 2016
Ordinary shares (par value €0.01)	10.0	—
Issue of shares-ordinary shares (par value €0.01)	0.3	—
At December 31, 2017	10.3	—

During the year, the Company issued 256,410 ordinary shares for consideration equal to the par value of €0.01 each.

Further during the year ended December 31, 2017, the Group paid dividends of €10 million (2016: €270 million), comprising €7 million to the non-controlling interest of a subsidiary of the Company and €3 million to the Company’s ultimate parent company.